CONDENSED BALANCE SHEETS - USD ($)		Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019		Oct. 30, 2019
Current assets
Prepaid expenses		$ 297,692			$ 0
Total Current Assets		3,487,147			34,000
Current asset - cash		3,189,455			34,000
Deferred offering costs					284,930
Cash equivalents held in Trust Account		1,104,025,998			0
Deferred offering costs		0			284,930
TOTAL ASSETS		1,107,513,145			318,930
Current liabilities
Accrued expenses		8,760,496			1,450
Accrued offering costs		0			168,930
Income taxes payable		310,298			0
Promissory note - related party		0			125,000
Total Current Liabilities		9,070,794			295,380
Deferred underwriting fee payable		38,500,000			0
Total Liabilities		49,070,794			295,380
Commitments
Common stock subject to possible redemption, 000 and no shares at redemption value at September 30, 2020 and December 31, 2019, respectively		1,053,442,348			0
Stockholders' Equity
Preferred stock, $0.0001 par value; 1,000,000 shares authorized; none issued and outstanding		0			0
Additional paid-in capital		11,959,382			22,250
Accumulated deficit		(6,962,629)			(1,450)
Total Stockholders' Equity		5,000,003	$ 5,000,001	$ 5,000,007	23,550		$ 0
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY		1,107,513,145			318,930
Class A common stock
Stockholders' Equity
Common stock value		500			0
Total Stockholders' Equity		500	414	401	0
Class B Common Stock
Stockholders' Equity
Common stock value	[1]	2,750			2,750	[2]
Total Stockholders' Equity		$ 2,750	$ 2,750	$ 2,750	$ 2,750

[1]	Included an aggregate of 2,500,000 shares that were subject to forfeiture to the extent that the underwriters’ over-allotment was not exercised in full at December 31, 2019 (see Note 5).
[2]	Excludes an aggregate of 2,500,000 shares that are subject to forfeiture to the extent that the underwriters’ over-allotment is not exercised in full (see Notes 7 and 8).